Expense Example, No Redemption {- Fidelity Advisor® Real Estate Fund} - 07.31 Fidelity Advisor Real Estate Fund AMCIZ PRO-11 - Fidelity Advisor® Real Estate Fund	Sep. 29, 2020 USD ($)
Fidelity Advisor Real Estate Fund-Class A
Expense Example, No Redemption:
1 Year	$ 681
3 Years	905
5 Years	1,146
10 Years	1,838
Fidelity Advisor Real Estate Fund-Class M
Expense Example, No Redemption:
1 Year	479
3 Years	751
5 Years	1,043
10 Years	1,874
Fidelity Advisor Real Estate Fund-Class C
Expense Example, No Redemption:
1 Year	192
3 Years	594
5 Years	1,021
10 Years	2,212
Fidelity Advisor Real Estate Fund - Class I
Expense Example, No Redemption:
1 Year	88
3 Years	274
5 Years	477
10 Years	1,061
Class Z
Expense Example, No Redemption:
1 Year	66
3 Years	208
5 Years	362
10 Years	$ 810